Document and Entity Information	Apr. 21, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001579157
Document Type	8-K
Document Period End Date	Apr. 21, 2023
Entity Registrant Name	Vince Holding Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-36212
Entity Tax Identification Number	75-3264870
Entity Address, Address Line One	500 5th Avenue
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10110
City Area Code	(212)
Local Phone Number	944-2600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	VNCE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false